FINANCIAL INSTRUMENTS - Realized and Unrealized Gains (Losses) on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains/losses	$ 6.7	$ (27.4)
Unrealized gains/losses	7.7	(8.4)
DSU
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gains/losses	(1.6)	1.0
Commodity contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains/losses	6.7	(27.4)
Unrealized gains/losses	9.8	(9.4)
Currency contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gains/losses	$ (0.5)	$ 0.0